Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 20,981	$ 41,485
Financial liabilities	28,173	9,425
Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,026,834	2,898,637
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	758,536	792,559
Financial assets, at fair value	6	27
Financial liabilities	4	105
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Exchangerate Contracts Future [Member]
IfrsStatementLineItems [Line Items]
Notional amount	421,306	111,634
Financial assets, at fair value	1,963	917
Financial liabilities		51
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Interest Rate Contracts Swap [Member]
IfrsStatementLineItems [Line Items]
Notional amount	213,568	10,056
Financial assets, at fair value		50
Financial liabilities	22,294
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Currency Non Deliverable Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Notional amount	114,478	113,682
Financial assets, at fair value		11,228
Financial liabilities	5,875	24
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Notional amount	10	100,000
Financial assets, at fair value	20	27,908
Financial liabilities	(0)	(0)
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,050	1,209
Financial liabilities		182
Futures contract [member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	188,748	129,459
Interest rate swap contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	17,882	145
Financial liabilities		9,017
Interest rate swap contract [member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	88,193	89,726
D I Future [Member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	60	1
Financial liabilities		46
D I Future [Member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 241,995	$ 1,551,521